Nature of expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Nature of expenses
Production and manufacturing costs	$ 873	$ 2,397
Salaries and benefits	15,011	14,942
Consulting fees	5,820	4,146
Research and development expenses	2,977	2,839
Impairment of goodwill		2,524
Sales and marketing expenses	2,199	1,711
Amortization and depreciation	1,146	1,604
Share-based compensation	3,417	4,238
Rent	715	496
Software/hardware	585	1,003
Insurance	1,400	1,239
Office and shop supplies	279	683
Other expenses	1,317	985
Expected Credit Losses	76
Nature of expenses, total	$ 35,815	$ 38,807